Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future Minimum Lease And Mineral And Other Royalty Commitments For All Noncancelable Agreements

(add 000)
2012	$70,059
2013	53,271
2014	49,502
2015	45,412
2016	34,196
Thereafter	104,156
Total	$356,596